Schedule of property and equipment, net (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Total	$ 200	$ 257	$ 253
Less: accumulated depreciation	(146)	(187)	(98)
Net book value	54	70	155
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	60	77	75
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	4	5	3
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	17	22	22
Operating Lease Right of Use Assets [Member]
Property, Plant and Equipment [Line Items]
Total	$ 119	$ 153	$ 153